Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of compensation paid to key management personnel
Year ended December 31	2023	2022	2021
Salaries, fees and short-term benefits	$633	$595	$662
Share-based payments	164	38	50
	$797	$633	$712